Insurance (Tables)	3 Months Ended
Jan. 31, 2025
Insurance service result [abstract]
Summary of Insurance Service Results
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2025	January 31, 2024
Insurance revenue	$470	$433
Insurance service expenses	(351)	(297)
Net expenses from reinsurance contracts	(28)	(37)
Insurance service results	$91	$99

Summary of Insurance Investment Results
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended
	January 31, 2025	January 31, 2024
Investment return	$559	$1,283
Insurance finance (expense) from insurance and reinsurance contracts held	(473)	(1,225)
Movement in investment contract liabilities	(26)	(67)
Insurance investment results	$60	$(9)

Summary of the Insurance Liability by Remaining Coverage and Incurred Claims
Insurance contract liabilities by remaining coverage and incurred claims comprise the following:

(Canadian $ in millions)	For the three months ended January 31, 2025			For the three months ended January 31, 2024
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Insurance contract liabilities, beginning of period	$17,047	$201	$17,248	$13,114	$235	$13,349
Insurance service results	(423)	321	(102)	(385)	263	(122)
Net finance expenses from insurance contracts	531	-	531	1,267	-	1,267
Total cash flows	658	(308)	350	1,037	(270)	767
Other changes in the net carrying amount of the insurance contract	1	4	5	(1)	(3)	(4)
Insurance contract liabilities, end of period (1)	$17,814	$218	$18,032	$15,032	$225	$15,257
 (1) The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $116 million as at January 31, 2025 and $
126

million as at January 31, 2024.

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Underlying Items
We use the following rates for discounting fulfilment cash flows for our insurance contract liabilities, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	January 31, 2025	October 31, 2024
1 year	3.58%	4.16%
3 years	3.78%	4.17%
5 years	4.04%	4.35%
10 years	4.63%	4.82%
20 years	5.04%	5.15%
30 years	4.89%	4.98%
Ultimate	5.00%	5.00%